Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Total revenues		¥ 600,775,492	$ 85,473,408	¥ 565,273,477	¥ 497,868,200
Total cost of revenues		(580,648,085)	(82,609,845)	(576,442,434)	(513,738,832)
Gross (loss) / profit		20,127,407	2,863,563	(11,168,957)	(15,870,632)
Operating expenses
Selling expenses		(11,518,965)	(1,638,824)	(7,906,030)	(11,943,136)
(Provision for) / reversal of credit losses		1,189,516	169,235	(9,450,681)	(18,216,749)
Impairment charges on long-lived assets		(2,688,244)	(382,461)		(5,648,685)
Lease termination (loss) / gain		99,388	14,140	1,945,824	(478,933)
Share-based compensation expenses		(14,005,587)	(1,992,600)
General and administrative expenses		(30,047,302)	(4,274,884)	(24,456,958)	(26,202,413)
Research and development expenses		(846,054)	(120,370)	(1,079,023)	(1,394,072)
Total operating expenses		(57,817,248)	(8,225,764)	(40,946,868)	(63,883,988)
Operating loss		(37,689,841)	(5,362,201)	(52,115,825)	(79,754,620)
Other income/ (expenses)
Other (expenses) / income, net		(486,629)	(69,234)	1,166,476	(931,896)
Foreign exchange (loss) / gain, net		152,516	21,699	(2,914,296)	(1,401,573)
Financial expenses, net		(220,339)	(31,348)	(2,609,622)	(995,245)
Total other expenses, net		(554,452)	(78,883)	(4,357,442)	(3,328,714)
Loss before income tax benefit		(38,244,293)	(5,441,084)	(56,473,267)	(83,083,334)
Income tax benefit		446,797	63,567	536,227	2,807,990
Share of income / (loss) of equity method investees, net of tax		(41,897)	(5,961)	427,493
Net loss		(37,839,393)	(5,383,478)	(55,509,547)	(80,275,344)
Less: Net loss attributable to non-controlling interests		(2,238,544)	(318,482)	(5,939,348)	(7,698,604)
Net loss attributable to the Jayud Global Logistics Limited’s ordinary shareholders		(35,600,849)	(5,064,996)	(49,570,199)	(72,576,740)
Net loss		(37,839,393)	(5,383,478)	(55,509,547)	(80,275,344)
Foreign currency translation difference, net of tax		(3,851,418)	(547,948)	729,497	(1,360,107)
Total comprehensive loss		(41,690,811)	(5,931,426)	(54,780,050)	(81,635,451)
Less: total comprehensive loss attributable to non-controlling interest		(2,238,544)	(318,482)	(5,939,348)	(7,698,604)
Total comprehensive loss attributable to Jayud Global Logistics Limited’s ordinary shareholders		¥ (39,452,267)	$ (5,612,944)	¥ (48,840,702)	¥ (73,936,847)
Net loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.57)	$ (2.22)	¥ (85.21)	¥ (173.43)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.57)	$ (2.22)	¥ (85.21)	¥ (173.43)
Weighted average shares*
Basic (in Shares)	[1]	2,286,572	2,286,572	581,715	418,490
Diluted (in Shares)	[1]	2,286,572	2,286,572	581,715	418,490
Revenues - Freight Forwarding [Member]
Total revenues		¥ 327,426,196	$ 46,583,513	¥ 321,266,473	¥ 342,385,856
Revenues - Freight Forwarding - Related Parties [Member]
Total revenues		2,138,150	304,198	1,844,714	196,575
Revenues - Supply Chain Management and Others [Member]
Total revenues		265,306,694	37,745,660	241,277,110	155,285,769
Revenues - Supply Chain Management and Others - Related Parties [Member]
Total revenues		5,904,452	840,037	885,180
Cost of Revenues - Freight Forwarding [Member]
Total cost of revenues		(247,281,237)	(35,181,146)	(279,595,142)	(285,373,033)
Cost of Revenues - Freight Forwarding -Related Parties [Member]
Total cost of revenues		(63,559,780)	(9,042,764)	(52,003,535)	(74,585,237)
Cost of Revenues - Supply Chain Management and Others [Member]
Total cost of revenues		(93,406,436)	(13,289,100)	(244,843,757)	(153,780,562)
Cost of revenue - supply chain management and other -related parties [Member]
Total cost of revenues		¥ (176,400,632)	$ (25,096,835)

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).